Significant Accounting Policies - Property, Plant and Equipment (Details)	12 Months Ended
Aug. 29, 2013
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life (in years)	10 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life (in years)	30 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life (in years)	5 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life (in years)	7 years
Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life (in years)	3 years
Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment useful life (in years)	5 years